Condensed Consolidated Statement of Stockholder's Equity (Unaudited) - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance, Amount at Dec. 31, 2011	$ 721.3	$ 0.0	$ 946.4	$ (3.2)	$ (195.4)
Balance, Shares at Dec. 31, 2011		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(194.0)				(192.6)
Unrealized loss resulting from change in fair value of derivative instruments, net of tax	1.0			1.0
Stock-based compensation expense	1.3		1.3
Balance, Amount at Dec. 31, 2012	662.5	$ 0.0	1,104.9	(2.2)	(442.7)
Balance, Shares at Dec. 31, 2012		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(117.8)				(117.8)
Unrealized loss resulting from change in fair value of derivative instruments, net of tax	4.7			4.7
Stock-based compensation expense	4.6		4.6
Balance, Amount at Dec. 31, 2013	551.5	$ 0.0	1,109.5	2.5	(560.5)
Balance, Shares at Dec. 31, 2013		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(17.1)				(17.1)
Unrealized loss resulting from change in fair value of derivative instruments, net of tax	(1.0)			(1.0)
Stock-based compensation expense	4.5		4.5
Capital contribution	0.1		0.1
Return of capital to parent company	(9.1)		(9.1)
Balance, Amount at Dec. 31, 2014	528.9	$ 0.0	1,105.0	1.5	(577.6)
Balance, Shares at Dec. 31, 2014		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(24.8)				(24.8)
Unrealized loss resulting from change in fair value of derivative instruments, net of tax	(1.5)			(1.5)
Stock-based compensation expense	1.6		1.6
Capital contribution	0.5		0.5
Return of capital to parent company	(7.5)		(7.5)
Balance, Amount at Sep. 30, 2015	$ 497.2	$ 0.0	$ 1,099.6	$ 0.0	$ (602.4)
Balance, Shares at Sep. 30, 2015		1,000